UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

August 31, 2010

	Number of
	Shares	Value
Common Stock – 65.36%
Consumer Discretionary – 2.84%
=P†Avado Brands	1,390	$0
Comcast Class A	56,900	974,128
†DIRECTV Class A	1,550	58,776
Lowe's	42,800	868,840
		1,901,744
Consumer Staples – 7.69%
Archer-Daniels-Midland	34,700	1,068,066
CVS Caremark	36,300	980,100
Kimberly-Clark	17,100	1,101,240
Kraft Foods Class A	37,000	1,108,150
*Safeway	47,100	885,480
		5,143,036
Diversified REITs – 1.18%
*Investors Real Estate Trust	10,300	84,460
Lexington Realty Trust	12,900	86,043
*Vornado Realty Trust	7,665	621,325
		791,828
Energy – 7.88%
Chevron	14,200	1,053,072
ConocoPhillips	19,500	1,022,385
Marathon Oil	32,500	990,925
National Oilwell Varco	26,400	992,376
Noble	10,400	323,648
Williams	49,200	891,996
		5,274,402
Financials – 6.95%
Allstate	36,600	1,010,160
Bank of New York Mellon	38,300	929,541
*Fifth Street Finance	34,041	335,644
Marsh & McLennan	31,400	744,808
*Solar Capital	30,561	600,218
Travelers	21,000	1,028,580
		4,648,951
Health Care – 9.20%
*†Alliance HealthCare Services	7,323	30,757
Baxter International	23,600	1,004,416
Cardinal Health	33,200	994,672
Johnson & Johnson	17,900	1,020,658
Merck	29,870	1,050,229
Pfizer	69,189	1,102,182
*Quest Diagnostics	22,000	957,000
		6,159,914
Health Care REITs – 3.19%
Cogdell Spencer	16,800	103,824
*HCP	15,650	551,194
*Health Care REIT	9,060	416,216
LTC Properties	3,300	81,444
Nationwide Health Properties	8,800	338,536
*Omega Healthcare Investors	7,900	169,455
*Ventas	9,375	473,531
		2,134,200
Hotel REITs – 0.37%
*Host Hotels & Resorts	18,688	245,373
		245,373
Industrial REITs – 0.05%
AMB Property	1,280	30,451
		30,451
Industrials – 3.04%
†Delta Air Lines	9	94
†Flextronics International	4,400	21,692
†Foster Wheeler	2	43
*†Mobile Mini	1,651	23,494
Northrop Grumman	17,200	930,864
=P†PT Holdings	350	4
*Waste Management	31,900	1,055,570
		2,031,761

Information Technology – 5.73%
Intel	47,800	847,016
International Business Machines	8,200	1,010,486
†Motorola	136,400	1,027,092
Xerox	112,800	952,032
		3,836,626
Mall REITs – 1.99%
General Growth Properties	6	84
*Macerich	5,026	208,177
Simon Property Group	11,347	1,026,336
*Taubman Centers	2,400	99,576
		1,334,173
Materials – 1.57%
*duPont (E.I.) deNemours	25,800	1,051,866
		1,051,866
Mortgage REITs – 0.44%
Chimera Investment	23,800	93,534
*Cypress Sharpridge Investments	14,800	199,356
		292,890
Multifamily REITs – 1.36%
Apartment Investment & Management	7,968	162,866
Associated Estates Realty	7,200	97,632
*BRE Properties	4,600	188,048
*Camden Property Trust	3,450	157,872
Equity Residential	6,600	302,478
		908,896
Office REITs – 0.74%
*Boston Properties	3,000	244,200
Brandywine Realty Trust	11,500	126,385
Government Properties Income Trust	4,800	123,216
		493,801
Office/Industrial REITs – 0.61%
*Digital Realty Trust	5,550	328,949
Liberty Property Trust	2,700	81,999
		410,948
Real Estate Operating REITs – 0.46%
*Starwood Property Trust	16,000	304,320
		304,320
Self-Storage REITs – 0.76%
*Public Storage	5,150	504,803
		504,803
Shopping Center REITs – 0.74%
*Federal Realty Investment Trust	300	23,787
*Kimco Realty	20,430	304,611
Ramco-Gershenson Properties Trust	8,800	91,872
*Weingarten Realty Investors	3,600	72,648
		492,918
Single Tenant REITs – 0.24%
*National Retail Properties	6,700	163,212
		163,212
Specialty REITs – 0.78%
*Entertainment Properties Trust	2,920	125,823
*Plum Creek Timber	6,885	237,325
*Potlatch	4,825	161,638
		524,786
Telecommunications – 3.86%
AT&T	42,200	1,140,666
=†Century Communications	500,000	0
Frontier Communications	40,000	309,200
†GeoEye	550	20,042
Verizon Communications	37,800	1,115,478
		2,585,386
Utilities – 3.70%
American Water Works	4,300	97,094
Edison International	33,300	1,123,875
†Mirant	189	1,833
NorthWestern	3,300	92,796
Progress Energy	27,000	1,158,570
		2,474,168
Total Common Stock (cost $46,950,454)		43,740,453

Convertible Preferred Stock – 2.23%
Banking, Finance & Insurance – 0.86%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	8,800	469,150
Citigroup 7.5% exercise price $3.94, expiration date 12/15/12	900	103,005
@†Fannie Mae 8.75% exercise price $32.45, expiration date 5/13/11	3,500	3,150
		575,305

Energy – 0.68%
†Apache 6.00% exercise price $109.12, expiration date 8/1/13	1,300	70,239
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	5,250	196,088
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	2,305	191,038
		457,365
Health Care & Pharmaceuticals – 0.35%
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	220	230,780
		230,780
Telecommunications – 0.34%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	305	228,750
		228,750
Total Convertible Preferred Stock (cost $1,713,134)		1,492,200

	Principal
	Amount
Convertible Bonds – 13.65%
Aerospace & Defense – 0.75%
#AAR 144A 1.75% exercise price $29.43, expiration date 1/1/26	$260,000	235,300
*#L-3 Communications Holdings 144A 3.00% exercise price $98.94, expiration date 8/1/35	265,000	267,319
		502,619
Auto Parts & Equipment – 0.30%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	235,000	197,106
		197,106
Banking, Finance & Insurance – 0.54%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	149,000	148,441
#SVB Financial Group 3.875% exercise price $53.04, expiration date 4/15/11	210,000	212,888
		361,329
Basic Materials – 1.46%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	335,000	319,506
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	345,000	368,288
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	255,000	289,744
		977,538
Building & Materials – 0.20%
Standard Pacific 6.00% exercise price $8.37, expiration date 10/1/12	135,000	134,831
		134,831
Cable, Media & Publishing – 0.36%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	235,000	239,406
		239,406
Computers & Technology – 2.98%
#Advanced Micro Devices 144A 6.00% exercise price $28.08, expiration date 5/1/15	83,000	81,651
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	435,000	422,494
*Hutchinson Technology 3.25% exercise price $36.43, expiration date 1/15/26	150,000	117,000
Intel 2.95% exercise price $30.75, expiration date 12/15/35	145,000	140,831
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27	425,000	426,593
Live Nation Entertainment 2.875% exercise price $27.15, expiration date 7/15/27	413,000	346,920
#Rovi 144A 2.625% exercise price $47.36, expiration date 2/15/40	250,000	281,875
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13	190,000	175,275
		1,992,639
Energy – 0.51%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	220,000	165,825
*Peabody Energy 4.75% exercise price $58.40, expiration date 12/15/41	50,000	51,750
*Transocean 1.625% exercise price $168.61, expiration date 12/15/37	125,000	123,594
		341,169
Health Care & Pharmaceuticals – 2.70%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	215,000	192,156
#Allergan 144A 1.50% exercise price $63.33, expiration date 4/1/26	415,000	461,168
Amgen
0.375% exercise price $79.48, expiration date 2/1/13	270,000	269,325
#144A 0.375% exercise price $79.48, expiration date 2/1/13	165,000	164,588
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	255,000	231,731
LifePoint Hospitals 3.25% exercise price $61.22, expiration date 8/15/25	220,000	213,125
Medtronic 1.65% exercise price $54.79, expiration date 4/15/13	275,000	276,719
		1,808,812
Leisure, Lodging & Entertainment – 0.55%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	160,000	188,000
*International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	160,000	175,800
		363,800
Real Estate – 0.40%
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	95,000	140,600
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	120,000	127,800
		268,400
Retail – 0.25%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	180,000	169,650
		169,650
Telecommunications – 1.80%
Alaska Communications System Group 5.75% exercise price $12.90, expiration date 3/1/13	260,000	256,425
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	217,000	189,875

Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	140,000	137,900
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	410,000	398,725
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	165,000	223,163
		1,206,088
Transportation – 0.33%
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	254,000	220,028
		220,028
Utilities – 0.52%
Dominion Resources 2.125% exercise price $35.44, expiration date 12/15/23	290,000	349,088
		349,088
Total Convertible Bonds (cost $8,694,068)		9,132,503

Corporate Bonds – 43.65%
Banking – 0.76%
*GMAC 8.00% 12/31/18	153,000	148,984
•#HBOS Capital Funding 144A 6.071% 6/29/49	205,000	160,925
•#Rabobank 144A 11.00% 12/29/49	150,000	196,875
		506,784
Basic Industry – 4.64%
*AK Steel 7.625% 5/15/20	124,000	125,550
#Algoma Acquisition 144A 9.875% 6/15/15	163,000	143,440
*#Appleton Papers 144A 10.50% 6/15/15	124,000	115,630
Century Aluminum 8.00% 5/15/14	125,150	124,211
#Drummond 144A 9.00% 10/15/14	139,000	146,124
#Essar Steel Algoma 144A 9.375% 3/15/15	14,000	13,895
#FMG Finance 144A 10.625% 9/1/16	264,000	307,229
*Hexion US Finance 9.75% 11/15/14	217,000	214,288
International Coal Group 9.125% 4/1/18	144,000	153,000
*Lyondell Chemical 11.00% 5/1/18	144,000	157,140
#MacDermid 144A 9.50% 4/15/17	235,000	239,405
Millar Western 7.75% 11/15/13	165,000	143,138
#Murray Energy 144A 10.25% 10/15/15	144,000	147,960
#New Enterprise Stone & Lime 144A 11.00% 9/1/18	30,000	30,000
*NewPage 11.375% 12/31/14	148,000	120,990
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15	148,006	116,925
Novelis 7.25% 2/15/15	72,000	72,540
#PE Paper Escrow 144A 12.00% 8/1/14	96,000	108,531
=@Port Townsend 12.431% 8/27/12	102,592	74,379
Ryerson
•7.841% 11/1/14	95,000	88,588
12.00% 11/1/15	120,000	124,050
*#Steel Dynamics 144A 7.625% 3/15/20	110,000	113,300
Teck Resources
10.25% 5/15/16	26,000	31,463
10.75% 5/15/19	72,000	89,594
*Verso Paper Holdings 11.375% 8/1/16	129,000	103,845
		3,105,215
Brokerage – 0.70%
E Trade Financial PIK 12.50% 11/30/17	282,000	315,840
#Penson Worldwide 144A 12.50% 5/15/17	153,000	151,853
		467,693
Capital Goods – 3.44%
AMH Holdings 11.25% 3/1/14	144,000	146,700
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	74,000	67,988
#Cemex Finance 144A 9.50% 12/14/16	150,000	144,750
#DAE Aviation Holdings 144A 11.25% 8/1/15	144,000	145,800
#Express 144A 8.75% 3/1/18	96,000	99,840
Intertape Polymer 8.50% 8/1/14	96,000	81,600
*Manitowoc 9.50% 2/15/18	148,000	152,810
*NXP BV/Funding 9.50% 10/15/15	243,000	236,925
#Plastipak Holdings 144A 10.625% 8/15/19	68,000	75,820
Ply Gem Industries 13.125% 7/15/14	158,000	159,185
Pregis 12.375% 10/15/13	299,000	300,494
*RBS Global/Rexnord 11.75% 8/1/16	175,000	188,125
Solo Cup 8.50% 2/15/14	75,000	63,750
#Susser Holdings/Finance 144A 8.50% 5/15/16	134,000	138,020
Thermadyne Holdings 10.50% 2/1/14	146,000	148,373
#Trimas 144A 9.75% 12/15/17	115,000	119,313
#USG 144A 9.75% 8/1/14	33,000	34,361
		2,303,854
Consumer Cyclical – 4.70%
#Allison Transmission 144A 11.00% 11/1/15	211,000	227,879
*American Axle & Manufacturing 7.875% 3/1/17	206,000	191,579
Ames True Temper 10.00% 7/15/12	91,000	91,683
*ArvinMeritor
8.125% 9/15/15	153,000	154,148
10.625% 3/15/18	81,000	88,290

Beazer Homes USA
8.125% 6/15/16	105,000	92,400
*9.125% 6/15/18	48,000	42,720
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	283,000	302,102
*#CKE Restaurants 144A 11.375% 7/15/18	150,000	147,000
*Ford Motor 7.45% 7/16/31	234,000	229,319
Ford Motor Credit 12.00% 5/15/15	153,000	180,985
#Games Merger 144A 11.00% 6/1/18	134,000	141,370
*Goodyear Tire & Rubber 8.25% 8/15/20	70,000	72,013
Interface
*9.50% 2/1/14	15,000	15,600
11.375% 11/1/13	48,000	54,480
K Hovnanian Enterprises
6.25% 1/15/15	120,000	81,000
7.50% 5/15/16	67,000	44,723
Landry's Restaurants 11.625% 12/1/15	211,000	219,967
M/I Homes 6.875% 4/1/12	72,000	71,910
Norcraft Finance 10.50% 12/15/15	105,000	108,938
Norcraft Holdings/Capital 9.75% 9/1/12	119,000	111,860
*OSI Restaurant Partners 10.00% 6/15/15	151,000	151,000
Quiksilver 6.875% 4/15/15	192,000	178,560
Rite Aid 9.375% 12/15/15	86,000	70,198
Standard Pacific 10.75% 9/15/16	72,000	76,140
		3,145,864
Consumer Non-Cyclical – 3.49%
Accellent 10.50% 12/1/13	100,000	100,250
Alere 9.00% 5/15/16	99,000	100,485
Alliance One International 10.00% 7/15/16	113,000	118,933
Bausch & Lomb 9.875% 11/1/15	131,000	136,568
BioScrip 10.25% 10/1/15	144,000	146,340
#Cott Beverages 144A 8.375% 11/15/17	86,000	90,193
Dean Foods
6.90% 10/15/17	35,000	32,025
*7.00% 6/1/16	86,000	81,055
DJO Finance 11.75% 11/15/14	193,000	202,167
JohnsonDiversey Holdings 10.50% 5/15/20	276,000	309,975
#Lantheus Medical Imaging 144A 9.75% 5/15/17	90,000	91,350
LVB Acquisition 11.625% 10/15/17	134,000	148,069
#Novasep Holding 144A 9.75% 12/15/16	139,000	125,274
Pinnacle Foods Finance 10.625% 4/1/17	70,000	73,413
Smithfield Foods 7.75% 7/1/17	119,000	116,323
#Tops Markets 144A 10.125% 10/15/15	134,000	141,370
Universal Hospital Services PIK 8.50% 6/1/15	16,000	16,160
#Viskase 144A 9.875% 1/15/18	158,000	160,766
*Yankee Acquisition 9.75% 2/15/17	144,000	147,599
		2,338,315
Energy – 4.91%
#American Petroleum Tankers 144A 10.25% 5/1/15	152,000	154,660
Antero Resources Finance 9.375% 12/1/17	110,000	114,125
#Aquilex Holdings 144A 11.125% 12/15/16	139,000	138,131
Chesapeake Energy 9.50% 2/15/15	109,000	123,170
Complete Production Service 8.00% 12/15/16	74,000	75,295
Copano Energy Finance 7.75% 6/1/18	90,000	90,450
*Crosstex Energy/Finance 8.875% 2/15/18	124,000	128,650
Dynegy Holdings 7.75% 6/1/19	130,000	84,500
El Paso
*6.875% 6/15/14	45,000	47,841
7.00% 6/15/17	49,000	51,995
*#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	31,000	32,299
#Global Geophysical Services 144A 10.50% 5/1/17	67,000	66,665
Headwaters 11.375% 11/1/14	139,000	147,340
#Helix Energy Solutions Group 144A 9.50% 1/15/16	193,000	191,070
*#Hercules Offshore 144A 10.50% 10/15/17	148,000	135,420
#Hilcorp Energy I/Finance 144A 8.00% 2/15/20	158,000	161,950
Holly 9.875% 6/15/17	116,000	122,380
*Key Energy Services 8.375% 12/1/14	135,000	140,063
#Linn Energy/Finance 144A 8.625% 4/15/20	153,000	162,180
*#NFR Energy/Finance 144A 9.75% 2/15/17	144,000	146,160
OPTI Canada
7.875% 12/15/14	111,000	86,025
*8.25% 12/15/14	213,000	167,205
PetroHawk Energy 7.875% 6/1/15	144,000	150,120
Petroleum Development 12.00% 2/15/18	142,000	153,360
#Pioneer Drilling 144A 9.875% 3/15/18	72,000	72,360
Quicksilver Resources 7.125% 4/1/16	206,000	198,790
#SandRidge Energy 144A
*8.75% 1/15/20	30,000	28,650
9.875% 5/15/16	118,000	118,000
		3,288,854

Finance & Investments – 2.18%
•American International Group 8.175% 5/15/58	265,000	229,225
•Genworth Financial 6.15% 11/15/66	326,000	230,645
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	325,000	208,406
•#Liberty Mutual Group 144A 7.00% 3/15/37	195,000	164,889
*Nuveen Investments 10.50% 11/15/15	494,000	471,770
P•XL Capital 6.50% 12/31/49	200,000	152,760
		1,457,695
Media – 3.73%
Affinion Group 11.50% 10/15/15	67,000	70,769
Cablevision Systems
*8.00% 4/15/20	14,000	15,015
#144A 8.625% 9/15/17	62,000	67,890
#CCO Holdings/Capital 144A
7.875% 4/30/18	33,000	34,320
*8.125% 4/30/20	43,000	45,473
#Charter Communications Operating 144A 10.875% 9/15/14	65,000	73,125
*Clear Channel Communications 10.75% 8/1/16	89,000	66,083
#Columbus International 144A 11.50% 11/20/14	135,000	149,175
DISH DBS 7.875% 9/1/19	144,000	150,840
*Gray Television 10.50% 6/29/15	144,000	139,320
#GXS Worldwide 144A 9.75% 6/15/15	144,000	138,960
#MDC Partners 144A 11.00% 11/1/16	67,000	72,360
#Nexstar/Mission Broadcasting 144A 8.875% 4/15/17	144,000	147,060
Nielsen Finance
*11.50% 5/1/16	24,000	27,030
*11.625% 2/1/14	40,000	45,050
Ω12.50% 8/1/16	159,000	158,404
#Sinclair Television Group 144A 9.25% 11/1/17	105,000	108,675
#Sitel/Finance 144A 11.50% 4/1/18	144,000	108,720
Terremark Worldwide 12.00% 6/15/17	125,000	141,875
#Umbrella Acquisition PIK 144A 9.75% 3/15/15	175,725	159,031
#UPC Holding 144A 9.875% 4/15/18	196,000	205,065
#XM Satellite Radio 144A 13.00% 8/1/13	326,000	370,824
		2,495,064
Real Estate – 0.24%
*Felcor Lodging 10.00% 10/1/14	148,000	158,730
		158,730
Services Cyclical – 5.10%
#Ashtead Capital 144A 9.00% 8/15/16	96,000	97,800
Cardtronics 8.25% 9/1/18	75,000	77,063
#Delta Air Lines 144A 12.25% 3/15/15	134,000	147,903
DryShips 5.00% 12/1/14	410,000	330,050
#Equinox Holdings 144A 9.50% 2/1/16	148,000	148,740
*General Maritime 12.00% 11/15/17	148,000	157,250
*Global Cash Access 8.75% 3/15/12	33,000	32,876
*Harrah's Operating 10.00% 12/15/18	317,000	248,844
*#Kansas City Southern de Mexico 144A 8.00% 2/1/18	33,000	35,228
*#MCE Finance 144A 10.25% 5/15/18	145,000	155,875
MGM MIRAGE
13.00% 11/15/13	97,000	112,520
*#144A 11.375% 3/1/18	394,000	358,539
*Mohegan Tribal Gaming Authority
6.875% 2/15/15	38,000	21,660
7.125% 8/15/14	96,000	55,680
NCL 11.75% 11/15/16	148,000	164,280
@Northwest Airlines 10.00% 2/1/11	55,000	248
*Peninsula Gaming 10.75% 8/15/17	153,000	161,415
#PHH 144A 9.25% 3/1/16	150,000	152,438
#Pinnacle Entertainment 144A 8.75% 5/15/20	86,000	83,420
#Quintiles Transnational PIK 144A 9.50% 12/30/14	67,000	68,508
*Royal Caribbean Cruises 6.875% 12/1/13	76,000	77,805
*RSC Equipment Rental
9.50% 12/1/14	126,000	129,150
10.25% 11/15/19	14,000	14,630
#ServiceMaster PIK 144A 10.75% 7/15/15	139,000	146,298
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	169,000	129,708
*#Swift Transportation 144A 12.50% 5/15/17	80,000	80,600
#United Air Lines 144A 12.00% 11/1/13	211,000	226,824
		3,415,352
Services Non-Cyclical – 2.02%
#Alion Science &Technology PIK 144A 12.00% 11/1/14	115,260	114,251
Casella Waste Systems
9.75% 2/1/13	131,000	132,801
11.00% 7/15/14	86,000	94,385
HCA 9.25% 11/15/16	139,000	149,425
#inVentiv Health 144A 10.00% 8/15/18	170,000	166,600
#MultiPlan 144A 9.875% 9/1/18	160,000	161,200

#Radiation Therapy Services 144A 9.875% 4/15/17	148,000	145,410
#Radnet Management 144A 10.375% 4/1/18	168,000	148,260
Select Medical 7.625% 2/1/15	104,000	98,540
•US Oncology Holdings PIK 6.643% 3/15/12	152,000	142,500
		1,353,372
Technology & Electronics – 1.08%
#Aspect Software 144A 10.625% 5/15/17	148,000	152,624
*First Data 11.25% 3/31/16	187,000	123,888
#International Wire Group 144A 9.75% 4/15/15	134,000	134,670
#MagnaChip Semiconductor/Finance 144A 10.50% 4/15/18	105,000	108,938
*Sanmina-SCI 8.125% 3/1/16	63,000	63,788
*SunGard Data Systems 10.25% 8/15/15	132,000	139,260
		723,168
Telecommunications – 5.78%
#Clearwire Communications 144A 12.00% 12/1/15	377,000	379,232
*Cricket Communications 10.00% 7/15/15	144,000	151,560
#Digicel Group 144A
8.875% 1/15/15	100,000	101,250
PIK 9.125% 1/15/15	100,000	101,500
*10.50% 4/15/18	100,000	107,750
Global Crossing 12.00% 9/15/15	272,000	303,279
Intelsat Bermuda
11.25% 2/4/17	416,000	432,639
PIK 11.50% 2/4/17	167,544	173,408
Level 3 Financing 10.00% 2/1/18	163,000	141,403
NII Capital 10.00% 8/15/16	132,000	148,665
*PAETEC Holding 9.50% 7/15/15	131,000	131,328
#Primus Telecommunications Holding 144A 13.00% 12/15/16	133,000	134,995
Qwest 8.375% 5/1/16	4,000	4,680
*Qwest Communications International 7.50% 2/15/14	58,000	59,378
Sprint Capital 8.75% 3/15/32	315,000	305,155
#Telcordia Technologies 144A 11.00% 5/1/18	153,000	150,896
Telesat Canada
*11.00% 11/1/15	81,000	92,138
12.50% 11/1/17	181,000	212,223
*#Trilogy International Partners I Finance 144A 10.25% 8/15/16	90,000	82,350
ViaSat 8.875% 9/15/16	72,000	76,590
Virgin Media 6.50% 11/15/16	93,000	126,248
*Virgin Media Finance 8.375% 10/15/19	96,000	105,120
*West 11.00% 10/15/16	153,000	161,415
#Wind Acquisition Finance 144A
11.75% 7/15/17	96,000	106,080
12.00% 12/1/15	72,000	76,320
		3,865,602
Utilities – 0.88%
AES
7.75% 3/1/14	79,000	83,049
*8.00% 6/1/20	52,000	54,860
Elwood Energy 8.159% 7/5/26	149,426	138,219
*Mirant Americas Generation 8.50% 10/1/21	192,000	174,239
•Puget Sound Energy 6.974% 6/1/67	110,000	102,260
TXU 5.55% 11/15/14	75,000	38,063
		590,690
Total Corporate Bonds (cost $27,961,225)		29,216,252

«Senior Secured Loans – 1.15%
Chester Downs & Marina 12.375% 12/31/16	67,950	68,516
Graham Packaging Bridge 10.00% 11/10/11	315,000	315,000
PQ 6.82% 7/30/15	170,000	155,904
Texas Competitive Electric Holdings Tranche B2 3.941% 10/10/14	304,531	231,696
Total Senior Secured Loans (cost $754,610)		771,116

	Number of
	Shares
Exchange Traded Fund – 0.49%
iShares Dow Jones U.S. Real Estate Index Fund	6,400	326,208
Total Exchange Traded Fund (cost $323,267)		326,208

Limited Partnership – 0.19%
*Brookfield Infrastructure Partners	7,600	130,112
Total Limited Partnership (cost $144,435)		130,112

Preferred Stocks – 0.26%
Financials – 0.25%
#Ally Financial 144A 7.00%	200	165,219
		165,219
Industrials – 0.00%
=Port Townsend	70	0
		0

Real Estate – 0.01%
W2007 Grace Acquisitions I 8.75%	34,400	7,740
		7,740
Total Preferred Stocks (cost $1,089,800)		172,959

Warrants – 0.00%
Alion Science & Technology	120	1
=Port Townsend	70	1
Total Warrants (cost $1,680)		2

	Principal
	Amount
≠Discount Note – 3.59%
Federal Home Loan Bank 0.10% 9/1/10	$2,403,008	2,403,008
Total Discount Note (cost $2,403,008)		2,403,008

Total Value of Securities Before Securities Lending Collateral – 130.57%
(cost $90,035,681)		87,384,813

	Number of
	Shares
Securities Lending Collateral** – 11.60%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	7,518,352	7,518,352
BNY Mellon SL DBT II Liquidating Fund	246,104	238,942
@†Mellon GSL Reinvestment Trust II	163,237	8,439
Total Securities Lending Collateral (cost $7,927,693)		7,765,733

Total Value of Securities – 142.17%
(cost $97,963,374)		95,150,546 ©

Written Options – (0.07%)
iShares Dow Jones U.S. Real Estate Index Fund exercise price $49 expiration date 9/18/10	64	(14,114)
Noble exercise price $29 expiration date 10/16/10	104	(31,304)
Total Written Options (Proceeds $48,180)		(45,418)
Obligation to Return Securities Lending Collateral** – (11.84%)		(7,927,693)
Borrowing Under Line of Credit – (30.22%)		(20,225,000)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.04%)		(25,585)
Net Assets Applicable to 9,439,043 Shares Outstanding – 100.00%		$66,926,850

†Non income producing security.
•Variable rate security. The rate shown is the rate as of August 31, 2010. Interest rates reset periodically.
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2010, the aggregate amount of the restricted securities was $152,764 or 0.23% of the Fund's net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At August 31, 2010, the aggregate amount of fair valued securities was $74,384, which represented 0.11% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At August 31, 2010, the aggregate amount of illiquid securities was $86,216, which represented 0.13% of the Fund’s net assets. See Note 6 in “Notes." #Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2010, the aggregate amount of Rule 144A securities was $14,427,644, which represented 21.56% of the Fund’s net assets. See Note 6 in "Notes."
fStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at August 31, 2010.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at August 31, 2010.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 5 in "Notes."
©Includes $7,768,130 of securities loaned.

Summary of Abbreviations:
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Distributions – The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. The actual determination of the source of the Fund’s distributions can be made only at year-end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2010 in early 2011.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

2. Investments
At August 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$98,419,027
Aggregate unrealized appreciation	$5,428,825
Aggregate unrealized depreciation	(8,697,306)
Net unrealized depreciation	$3,268,481

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $27,331,139 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $16,115,503 expires in 2016 and $11,215,636 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$43,740,449	$-	$4	$43,740,453
Corporate Debt	-	40,537,692	74,379	40,612,071
Investment Companies	326,208	-	-	326,208
Short-Term	-	2,403,008	-	2,403,008
Other	130,112	165,219	7,742	303,073
Securities Lending Collateral	-	7,757,294	8,439	7,765,733
Total	$44,196,769	$50,863,213	$90,564	$95,150,546

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2010.

		Corporate		Securities
	Common Stock	Debt	Other	Lending Collateral	Total
Balance as of 11/30/09	$43	$74,379	$20,641	$6,938	$102,001
Purchases	47,242	-	-	-	47,242
Sales	(46,017)	-	-	-	(46,017)
Net realized loss	(1,225)	-	-	-	(1,225)
Net change in unrealized
appreciation/depreciation	(39)	-	(12,899)	1,501	(11,437)
Balance as of 8/31/10	$4	$74,379	$7,742	$8,439	$90,564
Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/10	$(39)	$-	$1	$1,501	$1,463

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s fiscal year ending November 30, 2010 and interim periods therein. During the period ended August 31, 2010, the Fund made transfers out of Level 1 investments into Level 2 investments in the amount of $7,518,352, based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in such Fund. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

3. Line of Credit
For the period ended August 31, 2010, the Fund borrowed money pursuant to a $30,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 15, 2010. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At August 31, 2010, the par value of loans outstanding was $20,225,000 at a variable interest rate of 1.44%.During the period August 31, 2010, the average daily balance of loans outstanding was $20,225,000 at a weighted average interest rate of approximately 1.46%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

4. Derivatives U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Options Contracts – During the period ended August 31, 2010, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty credit risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the period ended August 31, 2010 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at November 31, 2009	-	$-
Options written	168	48,180
Options outstanding at August 31, 2010	168	$48,180

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2010, the value of securities on loan was $7,768,130, for which the Fund received collateral, comprised of non-cash collateral valued at $8,047,574, and cash collateral of $119,880. At August 31, 2010, the value of invested collateral was $7,765,733. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

6. Credit and Market Risk
The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable of the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has determined no material events or transactions occurred subsequent to August 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: